Related party transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related party transactions	Related party transactions
Blackstone
On November 6, 2021, the Company concurrently entered into the Blackstone Agreements. Refer to Note 8, "Liability relating to future royalties and sales milestones, net", Note 9, "Warrants" and Note 10, "Shareholders Equity". Subsequent to the execution of the Blackstone Agreements, Blackstone became a related party as Blackstone owns more than 10% of the Company's outstanding voting securities and is therefore one of the principal owners of the Company. In addition, Blackstone received the right to nominate one director to the board of directors of the Company; William Young was appointed to our board of directors as Blackstone’s designee pursuant to this right.
On November 6, 2021, pursuant to the Securities Purchase Agreement, the Company sold 17,985,611 ADSs representing 17,985,611 ordinary shares of the Company to Blackstone at a price of $5.56 per ADS, for gross proceeds of $100.0 million. Aggregate net proceeds to the Company after commission fees and issuance costs, were $98.0 million.
In addition, pursuant to the Blackstone Warrant, the Company issued Blackstone a warrant to purchase up to 3,265,306 ADSs representing 3,265,306 of the Company's ordinary shares, at an exercise price of $7.35 per ADS. The Blackstone Warrant is exercisable in whole or in part until November 6, 2026.
As of December 31, 2022, the carrying amount of the Blackstone Collaboration Agreement liability was $125.9 million which included cumulative non-cash interest expense (including cumulative catch-up adjustments), of $8.9 million and $1.1 million for the years ended December 31, 2022 and 2021, respectively.
In the Company's December 2022 public offering, Blackstone purchased 2,500,000 ADSs, representing 2,500,000 ordinary shares. This purchase was made through the underwriters at the public offering price.
Syncona Portfolio Limited
Syncona Portfolio Limited is a related party as Syncona Portfolio Limited owns more than 10% of the Company's outstanding voting securities and is therefore one of the principal owners of the Company. In addition, the chief executive officer of the ultimate parent company of Syncona Portfolio Limited is also member of the board of directors of the Company.
In the Company's February 2021 public offering, Syncona Portfolio Limited purchased 3,571,428 ADSs, representing 3,571,428 ordinary shares. This purchase was made through the underwriters at the public offering price.
In the Company's December 2022 public offering, Syncona Portfolio Limited purchased 14,000,000 ADSs, representing 14,000,000 ordinary shares. This purchase was made through the underwriters at the public offering price.
Entities affiliated with Syncona
In September 2020, the Company entered into a license agreement with an investee company of Syncona Portfolio Limited, a holder of more than 10% of the Company's share capital. This agreement generated $242,000 of license revenue which is recognized in the Consolidated Statement of Operations for the year ended December 31, 2020. There was no license revenue recognized relating to the investee of Syncona Portfolio Limited for the year ended December 31, 2022 and 2021, respectively.
Deep Track Capital, LP
In the Company's December 2022 public offering, Deep Track Capital, LP purchased 15,000,000 ADSs, representing 15,000,000 ordinary shares. This purchase was made through the underwriters at the public offering price.
Qatar Investment Authority
In the Company's December 2022 public offering, Qatar Investment Authority purchased 15,000,000 ADSs, representing 15,000,000 ordinary shares. This purchase was made through the underwriters at the public offering price.
Armistice Capital, LLC
In the Company's December 2022 public offering, Armistice Capital, LLC purchased 10,000,000 ADSs, representing 10,000,000 ordinary shares. This purchase was made through the underwriters at the public offering price.